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                                AIM SECTOR FUNDS

           INVESCO ENERGY FUND - INVESTOR CLASS, CLASS A, B, C AND K INVESCO FINANCIAL SERVICES FUND - INVESTOR CLASS, CLASS A, B, C AND K INVESCO GOLD & PRECIOUS METALS FUND - INVESTOR CLASS, CLASS A, B AND C
       INVESCO HEALTH SCIENCES FUND - INVESTOR CLASS, CLASS A, B, C AND K
           INVESCO LEISURE FUND - INVESTOR CLASS, CLASS A, B, C AND K
         INVESCO TECHNOLOGY FUND - INVESTOR CLASS, CLASS A, B, C AND K
           INVESCO UTILITIES FUND - INVESTOR CLASS, CLASS A, B AND C

   Supplement dated January 30, 2004 to the Prospectus dated November 20, 2003 as supplemented November 20, 2003,
            December 4, 2003, December 16, 2003 and January 16, 2004

Effective January 30, 2004, the following replaces in its entirety the section of the Prospectus entitled "PORTFOLIO MANAGERS" on page 16 of the Prospectus:

       "The following individuals are primarily responsible for the day-to-day management of their respective Fund's or Funds' portfolio holdings:

         FUND                                        PORTFOLIO MANAGER

         Energy                                      John S. Segner
         Financial Services                          Joseph W. Skornicka
         Gold & Precious Metals                      Andy Summers
                                                     John S. Segner
         Health Sciences                             Andy Summers
                                                     Thomas R. Wald
         Leisure                                     Mark D. Greenberg
         Technology                                  Michelle Fenton
                                                     William R. Keithler
         Utilities                                   John S. Segner


         o MICHELLE FENTON is a Portfolio Manager of INVESCO Dynamics Fund and INVESCO Mid-Cap Growth Fund. Michelle is also a Portfolio Manager for the INVESCO Technology Fund. She is a CFA charterholder. Michelle has more than eight years of investment industry experience. Before joining the investment division of INVESCO in 1998, Michelle worked at Berger Funds as an equity analyst. Prior to that, she was a research analyst at Smith Barney. Michelle received her bachelor's degree in finance from Montana State University.

         o MARK D. GREENBERG, a senior vice president of INVESCO, is the portfolio manager of Leisure Fund. Before joining INVESCO in 1996, Mark was a vice president and global media and entertainment analyst with Scudder, Stevens & Clark. He is a CFA charterholder. Mark holds a B.S.B.A. from Marquette University.

         o WILLIAM R. KEITHLER, Director of Sector Management and a senior vice president of INVESCO, is the lead portfolio manager of Technology Fund and heads the Technology Team at INVESCO. Before rejoining INVESCO in 1998, Bill was a portfolio manager with Berger Associates, Inc. He is a CFA charterholder. Bill holds an M.S. from the University of Wisconsin - Madison and a B.A. from Webster College.



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         o        JOHN S. SEGNER, a senior vice president of INVESCO, is the portfolio manager of Energy and Gold & Precious Metals Funds. Before joining INVESCO in 1997, John was a managing director and principal with The Mitchell Group, Inc. He holds an M.B.A. in Finance from the University of Texas-Austin and a B.S. in Civil Engineering from the University of Alabama.

         o JOSEPH W. SKORNICKA, a vice president of INVESCO, is the portfolio manager of Financial Services Fund. Before joining INVESCO in 2001, Joe was a senior equity analyst and fund manager with Munder Capital Management and an assistant vice president for Comerica Incorporated. He is a CFA charterholder. Joe holds an M.B.A. from the University of Michigan and a B.A. from Michigan State University.

         o ANDY SUMMERS is a Portfolio Manager for all INVESCO Health Sciences portfolios. Andy joined the INVESCO Health Sciences investment team in 1998. He is a CFA charterholder. Prior to joining INVESCO, Andy worked as an analyst assistant for Denver Investment Advisors. He received his master's degree in finance from the University of Wisconsin at Madison in 1998. He received his bachelor's degree in finance from the University of Wisconsin at Whitewater in 1996.

         o THOMAS R. WALD, a vice president of INVESCO, is the portfolio manager of Health Sciences Fund. Before joining INVESCO in 1997, Tom was an analyst with Munder Capital Management, Duff & Phelps and Prudential Investment Corp. He is a CFA charterholder. Tom holds an M.B.A. from the Wharton School at the University of Pennsylvania and a B.A. from Tulane University."




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                                AIM SECTOR FUNDS

                  INVESCO TECHNOLOGY FUND - INSTITUTIONAL CLASS

           Supplement dated January 30, 2004 to the Prospectus dated
               November 20, 2003 as supplemented December 4, 2003,
                     December 16, 2003 and January 16, 2004

Effective January 30, 2004, the following replaces in its entirety the information under the heading "PORTFOLIO MANAGERS" on page 7 of the Prospectus:

         "The following individuals are primarily responsible for the day-to-day management of the Fund:

         o WILLIAM R. KEITHLER, Director of Sector Management and a senior vice president of INVESCO, is the lead portfolio manager of Technology Fund and heads the Technology Team at INVESCO. Before rejoining INVESCO in 1998, Bill was a portfolio manager with Berger Associates, Inc. He is a CFA charterholder. Bill holds an M.S. from the University of Wisconsin - Madison and a B.A. from Webster College.

         o MICHELLE FENTON is a Portfolio Manager of INVESCO Dynamics Fund and INVESCO Mid-Cap Growth Fund. Michelle is also a Portfolio Manager for the INVESCO Technology Fund. She is a CFA charterholder. Michelle has more than eight years of investment industry experience. Before joining the investment division of INVESCO in 1998, Michelle worked at Berger Funds as an equity analyst. Prior to that, she was a research analyst at Smith Barney. Michelle received her bachelor's degree in finance from Montana State University."